OPERATING SGEMENTS	12 Months Ended
Jun. 30, 2018
Operating Segments [abstract]
Disclosure of entitys reportable segments [text block]

21

OPERATING SEGMENTS

ACCOUNTING POLICIES

Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (CODM) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants that, together with its deposition facility, is capable of operating independently.

When assessing profitability, the CODM considers, inter alia, the revenue and production costs of each segment. The net of these amounts is the operating profit or loss. Therefore, operating profit has been disclosed in the segment report as the primary measure of profit or loss. The CODM also considered other costs that, in addition to the operating profit or loss, result in the working profit or loss.

Ergo is a surface retreatment operation and treats old slime and sand dumps to the south of Johannesburg’s central business district as well as the East and Central Rand goldfields. The operation comprises three plants. The Ergo and Knights plants continue to operate as metallurgical plants. The City Deep plant continues to operate as a pump/milling station feeding the metallurgical plants. The Crown plant operated as a pump/milling station feeding the metallurgical plants until March 2017 when it ceased all operations.

Corporate office and other reconciling items (collectively referred to as "Other reconciling items") are taken into consideration in the strategic decision-making process of the CODM and are therefore included in the disclosure here, even though they do not earn revenue. They do not represent a separate segment.

		Other
2018		reconciling
Amounts in R million	Ergo	items	Total

Financial performance
Revenue (External)	2 490.4	-	2 490.4
Cash operating costs	(2 159.7)	-	(2 159.7)
Movement in gold in process	24.5	-	24.5

Operating profit	355.2	-	355.2
Administration expenses and general costs (1)	(11.5)	(78.6)	(90.1)
Interest income (2)	9.5	12.3	21.8
Interest expense (3)	(3.1)	(1.0)	(4.1)
Current tax	(2.9)	(3.5)	(6.4)

Working profit/(loss) before capital expenditure	347.2	(70.8)	276.4
Additions to property, plant and equipment	(125.2)	(0.9)	(126.1)

Working profit/(loss) after capital expenditure	222.0	(71.7)	150.3
(1) Administration expenses and general costs excludes loss on disposal of property, plant and equipment
(2) Interest income excludes the unwinding of the long-term receivable
(3) Interest expense excludes the fair value adjustment on the initial recognition of the long-term receivable

Reconciliation of profit/(loss) for the year
Working profit/(loss) before capital expenditure	347.2	(70.8)	276.4
- Depreciation	(167.4)	(0.6)	(168.0)
- Movement in provision for environmental rehabilitation	2.5	0.4	2.9
- Growth in investment in environmental obligation funds	10.1	6.2	16.3
- Loss on disposal of property, plant and equipment	(0.6)	-	(0.6)
- Unwinding of provision for environmental rehabilitation	(44.3)	(1.3)	(45.6)
- Fair value adjustment on the initial recognition of long-term
receivable including subsequent unwinding	(8.1)	-	(8.1)
- Ongoing rehabilitation expenditure	(26.7)	-	(26.7)
- Net other operating (costs)/income	(36.2)	15.6	(20.6)
- Deferred tax	(23.2)	3.7	(19.5)

Profit/(loss) for the year	53.3	(46.8)	6.5

Statement of cash flows
Cash flows from operating activities	285.3	(51.5)	233.8
Cash flows from investing activities	(140.2)	(0.2)	(140.4)
Cash flows from financing activities	(2.8)	(42.2)	(45.0)

21	OPERATING SEGMENTS continued

			Other
	2017		reconciling
	Amounts in R million	Ergo	items	Total

	Financial performance
	Revenue (External)	2 339.9	-	2 339.9
	Cash operating costs	(2 087.9)	-	(2 087.9)
	Movement in gold in process	4.8	-	4.8
	Operating profit	256.8	-	256.8
	Interest income	6.8	16.8	23.6
	Interest expense	(3.3)	(2.4)	(5.7)
	Retrenchment costs	(23.0)	-	(23.0)
	Administration expenses and general costs	(4.5)	(64.9)	(69.4)
	Current tax	(1.9)	-	(1.9)

	Working profit/(loss) before capital expenditure	230.9	(50.5)	180.4
	Additions to property, plant and equipment	(116.2)	(0.1)	(116.3)
	Additions to unlisted investments	-	(0.1)	(0.1)

	Working profit/(loss) after capital expenditure	114.7	(50.7)	64.0

	Reconciliation of profit/(loss) for the year
	Working profit/(loss) before capital expenditure	230.9	(50.5)	180.4
	- Depreciation	(179.7)	(0.1)	(179.8)
	- Movement in provision for environmental rehabilitation	(0.6)	-	(0.6)
	- Growth in environmental rehabilitation trust funds and reimbursive right	10.9	5.5	16.4
	- Profit on disposal of property, plant and equipment	0.2	12.7	12.9
	- Unwinding of provision for environmental rehabilitation	(45.3)	(1.2)	(46.5)
	- Ongoing rehabilitation expenditure	(22.4)	-	(22.4)
	- Net other operating (costs)/income	(30.3)	31.3	1.0
	- Deferred tax	54.2	(1.9)	52.3

	Profit/(loss) for the year	17.9	(4.2)	13.7

	Statement of cash flows
	Cash flows from operating activities	32.5	19.1	51.6
	Cash flows from investing activities	(116.6)	19.9	(96.7)
	Cash flows from financing activities	(2.4)	(50.6)	(53.0)

21	OPERATING SEGMENTS continued

			Other
	2016		reconciling
	Amounts in R million	Ergo	items	Total
	Financial performance
	Revenue (External)	2 433.1	-	2 433.1
	Cash operating costs	(1 991.2)	-	(1 991.2)
	Movement in gold in process	(7.1)	-	(7.1)
	Operating profit	434.8	-	434.8
	Interest income	2.8	19.6	22.4
	Interest expense	(4.1)	(0.5)	(4.6)
	Administration expenses and general costs	(4.5)	(82.7)	(87.2)
	Current tax	(0.5)	(5.1)	(5.6)
		-	-	-
	Working profit/(loss) before capital expenditure	428.5	(68.7)	359.8
	Additions to property, plant and equipment	(100.0)	-	(100.0)
	Additions to listed investments	-	(1.3)	(1.3)
		-	-	-
	Working profit/(loss) after capital expenditure	328.5	(70.0)	258.5

	Reconciliation of profit/(loss) for the year
	Working profit/(loss) before capital expenditure	428.5	(68.7)	359.8
	- Depreciation	(180.1)	(0.1)	(180.2)
	- Movement in provision for environmental rehabilitation	(21.4)	2.1	(19.3)
	- Growth in environmental rehabilitation trust funds and reimbursive right	9.8	4.7	14.5
	- Profit on disposal of property, plant and equipment	9.3	1.2	10.5
	- Unwinding of provision for environmental rehabilitation	(41.5)	(1.5)	(43.0)
	- Ongoing rehabilitation expenditure	(27.8)	-	(27.8)
	- Net other operating (costs)/income	(29.6)	18.3	(11.3)
	- Deferred tax	(46.9)	5.6	(41.3)

	Profit/(loss) for the year	100.3	(38.4)	61.9

	Statement of cash flows
	Cash flows from operating activities	414.8	1.1	415.9
	Cash flows from investing activities	(105.6)	(1.6)	(107.2)
	Cash flows from financing activities	(2.0)	(279.1)	(281.1)